Note Payable to Related Party	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Note Payable to Related Party

7. Note Payable to Related Party

On October 27, 2017, the Company entered into a Credit and Security Agreement and a Series B Convertible Preferred Stock Purchase Agreement with a private equity firm (the “2017 Transaction”). The 2017 Transaction provided for the 2017 Term Loan, the issuance of Series B Preferred Stock (the “Series B Preferred Stock”), and the issuance of a warrant to purchase Series B Preferred Stock (the “Series B Preferred Stock Purchase Warrant”). The 2017 Term Loan accrues interest at a rate per annum equal to 9.5% and is due October 27, 2022.

The 2017 Term Loan contains customary covenants, including a requirement to maintain a minimum unrestricted cash balance at all times at least equal to $5.0 million. The Company is in compliance with the 2017 Term Loan covenants. The 2017 Term Loan is secured by all tangible and intangible property and assets of the Company, with the exception of intellectual property.

The total proceeds of $124.2 million from the 2017 Transaction were allocated to the 2017 Term Loan, Series B Preferred Stock, and the Series B Preferred Stock Purchase Warrant based on the relative fair value of the term loan, equity, and warrant issued. As a result, the Company allocated proceeds of $65.7 million to the 2017 Term Loan. As the proceeds allocated to the 2017 Term Loan are lower than the stated loan amount of $75.0 million, the resulting $9.3 million discount will be amortized as interest expense using the effective interest method over the term of the loan.

As of both December 31, 2018 and 2019, the outstanding unpaid principal under the 2017 Term Loan is $75.0 million, due in October 2022. The unamortized discount on the 2017 Term Loan was $7.7 million and $6.0 million as of December 31, 2018 and 2019, respectively.

During the years ended December 31, 2018 and 2019, the Company recognized interest expense on the 2017 Term Loan of $8.7 million and $8.9 million, inclusive of $1.5 million and $1.7 million of amortized interest expense on the discount for the years ended December 31, 2018 and 2019, respectively.